Sales Revenues - Additional Information (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Apr. 01, 2019
Statement [Line Items]
Financial service revenues	¥ 2,137,195	¥ 2,172,854
Contract with customer liability reclassified to revenue	370,278	372,786
Insurance revenues [Member]
Statement [Line Items]
Unsatisfied performance obligations	237,805	223,754	¥ 212,384
Insurance revenues [Member] | Not later than one year [Member]
Statement [Line Items]
Unsatisfied performance obligations	67,537	65,262	63,611
Insurance revenues [Member] | Later than one year [member]
Statement [Line Items]
Unsatisfied performance obligations	170,268	158,493	148,773
Contracts with the customers [Member]
Statement [Line Items]
Financial service revenues	¥ 125,748	127,113
Bottom of range [Member] | Insurance revenues [Member]
Statement [Line Items]
Contract period	3 months
Bottom of range [Member] | Maintenance revenues [Member]
Statement [Line Items]
Contract period	18 months
Top of range [Member] | Insurance revenues [Member]
Statement [Line Items]
Contract period	120 months
Top of range [Member] | Maintenance revenues [Member]
Statement [Line Items]
Contract period	84 months
Performance obligations related to contracts [Member]
Statement [Line Items]
Unsatisfied performance obligations	¥ 618,668	¥ 587,547	¥ 553,218